TAXATION - Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Composition of Income Tax Expense
PRC entities		¥ 1,711,678	¥ 1,617,091	¥ 1,139,978
Non-PRC entities		(949,586)	(130,216)	(597,722)
Income before income tax expense	$ 109,467	¥ 762,092	¥ 1,486,875	¥ 542,256